Supplementary Financial Information	12 Months Ended
Dec. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
SUPPLEMENTARY FINANCIAL INFORMATION
11. SUPPLEMENTARY FINANCIAL INFORMATION
Other Deductions and (Income)

	Year Ended December 31,
	2021	2020	2019
Professional fees	$9	$6	$10
InfraREIT Acquisition related costs	—	—	9
Recoverable Pension and OPEB—non-service costs	54	55	57
Non-recoverable pension and OPEB	3	4	4
AFUDC equity income	(27)	(29)	(10)
Interest and investment income	(8)	(4)	(5)
Other	—	1	(2)

Total other deductions and (income)—net	$31	$33	$63

Interest Expense and Related Charges

	Year Ended December 31,
	2021	2020	2019
Interest	$415	$413	$382
Amortization of debt issuance costs and discounts	11	11	9
Less AFUDC—capitalized interest portion	(13)	(19)	(16)

Total interest expense and related charges	$413	$405	$375

Trade Accounts and Other Receivables
Trade accounts and other receivables reported on our balance sheet consisted of the following:

	At December 31,
	2021	2020
Gross trade accounts and other receivables	$750	$767
Allowance for uncollectible accounts	(12)	(7)

Trade accounts receivable—net	$738	$760

At December 31, 2021, REP subsidiaries of two of our largest customers represented 22% and 21% of the trade accounts receivable balance and no other customers represented 10% or more of the trade accounts receivable balance. At December 31, 2020, REP subsidiaries of two of our largest customers represented 21% and 15% of the trade accounts receivable balance.
Under a PUCT rule relating to the Certification of Retail Electric Providers, write-offs of uncollectible amounts owed by REPs are deferred as a regulatory asset.
Investments and Other Property
Investments and other property reported on our balance sheet consist of the following:

	At December 31,
	2021	2020
Assets related to employee benefit plans	$133	$124
Land	20	16
Other	2	2

Total investments and other property	$155	$142

The majority of these assets represent cash surrender values of life insurance policies that are purchased to fund liabilities under deferred compensation plans. At December 31, 2021 and 2020, the face amount of these policies totaled $198 million and $181 million, respectively, and the net cash surrender values (determined using a Level 2 valuation technique) totaled $99 million and $97 million at December 31, 2021 and 2020, respectively. Changes in cash surrender value are netted against premiums paid. Other investment assets held to satisfy deferred compensation liabilities are recorded at market value.
Property, Plant and Equipment
Property, plant and equipment reported on our balance sheet consisted of the following:

	Composite Depreciation Rate/Average Life at December 31, 2021	At December 31,
		2021	2020
Assets in service:
Distribution	2.5% /39.5 years	$15,994	$14,937
Transmission	2.9% /34.6 years	13,075	12,156
Other assets	5.5% /18.2 years	1,960	1,855

Total		31,029	28,948
Less accumulated depreciation		8,659	8,336

Net of accumulated depreciation		22,370	20,612
Construction work in progress		557	593
Held for future use		27	20

Property, plant and equipment—net		$22,954	$21,225

Depreciation expense as a percent of average depreciable property approximated 2.7%, 2.7% and 2.7% for the years ended December 31, 2021, 2020 and 2019, respectively.
Intangible Assets
Intangible assets (other than goodwill) reported on our balance sheet as part of property, plant and equipment consisted of the following:

	At December 31, 2021			At December 31, 2020
	Gross Carrying Amount	Accumulated Amortization	Net	Gross Carrying Amount	Accumulated Amortization	Net
Identifiable intangible assets subject to amortization:
Land easements	$641	$117	$524	$623	$112	$511
Capitalized software	1,066	451	615	1,027	484	543

Total	$1,707	$568	$1,139	$1,650	$596	$1,054

Aggregate amortization expense for intangible assets totaled $50 million, $62 million and $52 million for the years ended December 31, 2021, 2020 and 2019, respectively. At December 31, 2021, the weighted average remaining useful lives of capitalized land easements and software were 83 years and 10 years, respectively. The estimated aggregate amortization expense for each of the next five fiscal years is as follows:

Year	Amortization Expense
2022	$67
2023	$67
2024	$66
2025	$66
2026	$66
Goodwill totaling $4.740 billion was reported on our balance sheet at both December 31, 2021 and 2020. See Note 1 regarding goodwill impairment assessment and testing.

Operating Lease, Third-Party Joint Project and Other Obligations
Operating lease, third-party joint project and other obligations reported on our balance sheet consisted of the following:

	At December 31,
	2021	2020
Operating lease liabilities (Notes 1 and 7)	$133	$124
Investment tax credits	4	5
Third-party joint project obligation (Note 3) (a)	—	100
Customer deposits—noncurrent	30	—
Other	64	76

Total operating lease, third-party joint project and other obligations	$231	$305

(a)	Related to a joint project with LP&L. See Note 3 for more information.
Supplemental Cash Flow Information

	Year Ended December 31,
	2021	2020	2019
Cash payments (receipts) related to:
Interest	$409	$406	$368
Less capitalized interest	(13)	(19)	(16)

Interest payments (net of amounts capitalized)	$396	$387	$352

Amount in lieu of income taxes (a):
Federal	$61	$87	$56
State	23	22	22

Total payments (receipts) in lieu of income taxes	$84	$109	$78

Acquisition:
Assets acquired	$—	$—	$2,547
Liabilities assumed	—	—	(1,223)

Cash paid	$—	$—	$1,324

Noncash investing and financing activities:
Construction expenditures financed through accounts payable (investing) (b)	$254	$254	$278
Transfer of title to assets constructed for and prepaid by LP&L (investing) (Note 3)	$150	$—	$—
ROU assets obtained in exchange for operating lease obligations (investing)	$52	$72	$38
Debt exchange offering (financing)	$—	$300	$—

(a)	See Note 10 for income tax related detail.
(b)	Represents end-of-period accruals.